Risk management_Interest EaR and VaR based on BIS Framework of subsidiaries other than the Bank and consolidated trusts (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis of market risk for non trading activities of subsidiaries other than bank [Abstract]
EaR	[1]	₩ 248,364	₩ 255,679
VaR	[2]	₩ 141,484	₩ 130,821

[1]	EaR(Earning at Risk): Change of Maximum expected income and expense
[2]	VaR(Value at Risk): Maximum expected losses